Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of information about acquisition

EURm	28 February 2025
Cash	1 066
Infinera's convertible notes	785
Nokia shares issued	584
Portion of the replacement equity awards attributable to pre-combination service	61
Total purchase consideration	2 496
Fair value of net assets acquired and goodwill

EURm	28 February 2025
ASSETS
Intangible assets	1 111
Property, plant and equipment	241
Deferred tax assets	82
Inventories	337
Trade receivables(1)	349
Other assets	207
Cash and cash equivalents	78
Assets acquired	2 405
LIABILITIES
Deferred tax liabilities	37
Trade payables	230
Contract liabilities	184
Other liabilities	291
Liabilities assumed	742
Net identifiable assets acquired	1 663
Goodwill	833
Net assets acquired	2 496
(1)The gross amount of trade receivables does not materially differ from their fair value, and it is expected that the full contractual amounts can be collected.
Fair values of intangible assets acquired

	Fair value (EURm)	Useful life (years)
Customer relationships	646	12
Technologies	380	3-4
Tradenames and other	85	3-4
Total	1 111